Revenue and segment reporting	12 Months Ended
Dec. 31, 2025
Revenue and segment reporting
Revenue and segment reporting

23.Revenue and segment reporting

During the year ended December 31, 2024, the Group operated in a single business segment which was development of digital asset platform and provision of digital asset service and solutions. Upon the consummation of the merger as discussed in Note 5.1 to the consolidated financial statements, the Group operates in two operating segments for the year ended December 31, 2025:

(i) Digital Assets Services and Solutions — development of digital asset platform and provision of digital asset service and solutions.

(ii) Online Advertising and SaaS Solutions — provision of online advertising services and provision of digitalized operational solutions.

23.Revenue and segment reporting (Continued)

The CODM allocates resources to and assess the performance of each operating segment using information about the segment’s revenue and operating profit/(loss). The CODM regularly reviews the Company’s revenue, cost and gross profit/loss derived from each revenue stream and is also provided with information of segment expenses.

(a)	Revenue

	For the years ended December 31,
	2023	2024	2025
Digital Assets Services and Solutions
Wealth management solutions	1,617	6,194	34,909
Execution solutions	138	320	11,243
Payment solutions	979	961	4,086
	2,734	7,475	50,238
Online Advertising and SaaS Solutions
Sales agent	—	—	1,261
Cost-plus	—	—	1,497
Specified actions	—	—	6,509
SaaS products and services	—	—	6,584
	—	—	15,851

Total segment revenues	2,734	7,475	66,089

Timing of revenue recognition:
- At a point in time	1,161	1,311	26,906
- Over time	1,573	6,164	39,183
	2,734	7,475	66,089

The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the geographical location where customers are located.

	For the years ended December 31,
	2023	2024	2025
Asia	988	1,562	20,848
North America	1,338	3,946	20,915
Africa	303	1,848	24,212
Europe	98	87	13
Others	7	32	101
	2,734	7,475	66,089

23.Revenue and segment reporting (Continued)

(b)Reconciliation of (loss)/profit before income tax

	For the years ended December 31,
	2023	2024	2025
Segment operating (loss)/profit:
- Digital Assets Services and Solutions	(3,644)	(5,306)	4,380
- Online Advertising and SaaS Solutions	—	—	3,010
- Other segment *	—	—	(4,795)
	(3,644)	(5,306)	2,595

Finance (costs)/income, net	(145)	104	548
Other (loss)/gains, net	(9,747)	(18,071)	505
Share of losses from an equity investee	—	—	(50)
(Loss)/profit from continuing operations before income tax credit	(13,536)	(23,273)	3,598
*	Other segment refers to head office and group services

(c)Other profit or loss disclosures

					Share of
	Depreciation				losses from
	and	Finance		Income tax	an equity
	amortization	income	Finance costs	credit	investee
Year ended December 31, 2023
Digital Assets Services and Solutions	(740)	—	(145)	—	—
Online Advertising and SaaS Solutions	—	—	—	—	—
	(740)	—	(145)	—	—

Year ended December 31, 2024
Digital Assets Services and Solutions	(379)	150	(46)	—	—
Online Advertising and SaaS Solutions	—	—	—	—	—
	(379)	150	(46)	—	—

Year ended December 31, 2025
Digital Assets Services and Solutions	(406)	131	(22)	7	—
Online Advertising and SaaS Solutions	(1,045)	297	(49)	1,060	—
Other segment *	—	191	—	—	(50)
	(1,451)	619	(71)	1,067	(50)

*Other segment refers to head office and group services

23.Revenue and segment reporting (Continued)

(d)	Segment assets and liabilities

	For the years ended December 31,
	2023	2024	2025
Segment assets
Digital Assets Services and Solution	36,851	129,834	167,574
Online Advertising and SaaS Solutions	—	—	75,267
Total segment assets	36,851	129,834	242,841

Intersegment eliminations	—	—	(6,087)
Discontinued operations	—	—	17
Unallocated items	—	—	19,608
Total assets as per the statement of financial position	36,851	129,834	256,379

Additions to non-current assets
Digital Assets Services and Solution	—	800	420
Online Advertising and SaaS Solutions	—	—	42,570
	—	800	42,990

Segment liabilities
Digital Assets Services and Solution	41,399	100,049	132,379
Online Advertising and SaaS Solutions	—	—	17,996
Total segment liabilities	41,399	100,049	150,375

Intersegment eliminations	—	—	(6,085)
Discontinued operations	—	—	1,277
Unallocated items	—	—	500
Total liabilities as per the statement of financial position	41,399	100,049	146,067